Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments
Schedule of derivative contracts are considered level 1, 2 or 3 in the fair value hierarchy and are used to hedge exposures

	2022
		Fair values
	Notional amount	Assets	Liabilities
Derivatives classified as fair value through profit or loss
Interest rate contracts - Future	792,559	27	105
Exchange rate contracts - Future	111,634	917	51
Interest rate contracts - Swap	10,056	50	-
Currency - Non-deliverable forward contract (NDF)	113,682	11,228	24
Warrants (i)	100,000	27,908	-

Derivatives held for hedging
Designated as cash flow hedge
Exchange rate contracts - Future	129,459	1,209	182
Equity - Total Return Swap (TRS)	89,726	145	9,017

Designated as portfolio hedge
DI - Future - notes 13 and 14	1,551,521	1	46
Total	2,898,637	41,485	9,425

	2021
		Fair values
	Notional amount	Assets	Liabilities
Derivatives classified as fair value through profit or loss
Interest rate contracts - Future	3,671,709	10	462
Currency exchange rate contracts - Future	116,075	-	3,899
Interest rate contracts - Swap	9,523	24	7
Forward contracts	83,155	81,528	82,775
Warrants (i)	65,000	19,756	-

Derivatives held for hedging
Designated as cash flow hedge
Exchange rate contracts - Future	77,115	-	135
Total	4,022,577	101,318	87,278

Schedule of breakdown by maturity of the notional amounts

	2022
	Up to 3 months	3 to 12 months	Over 12 months	Total
Assets
Interest rate contracts - Future	332,497	73,286	348	406,131
Exchange rate contracts - Future	241,093	-	-	241,093
Interest rate contracts - Swap	-	-	10,056	10,056
Currency - Non-deliverable forward contract (NDF)	113,682	-	-	113,682
Warrants	-	-	100,000	100,000
Total assets	687,272	73,286	110,404	870,962

Liabilities
Equity - Total Return Swap (TRS)	-	89,726	-	89,726
Interest rate contracts - Future	27,776	256,240	102,412	386,428
DI - Future - notes 13 and 14	590,015	858,278	103,228	1,551,521
Total liabilities	617,791	1,204,244	205,640	2,027,675
Total	1,305,063	1,277,530	316,044	2,898,637

	2021
	Up to 3 months	3 to 12 months	Over 12 months	Total

Assets
Interest rate contracts - Future	775,002	24,755	71	799,828
Exchange rate contracts - Future	116,074	-	-	116,074
Forward contracts	83,155	-	-	83,155
Warrants	-	-	65,000	65,000
Total assets	974,231	24,755	65,071	1,064,057

Liabilities
Interest rate contracts - Future	1,668,284	864,989	338,609	2,871,882
Exchange rate contracts - Future	77,115	-	-	77,115
Interest rate contracts - Swap	-	-	9,523	9,523
Total liabilities	1,745,399	864,989	348,132	2,958,520
Total	2,719,630	889,744	413,203	4,022,577

Schedule of breakdown by maturity of the fair value amounts

	2022
	Up to 12 months	Over 12 months	Total
Assets
Equity - Total Return Swap (TRS)	145	-	145
Interest rate contracts - Swap	-	50	50
Interest rate contracts - Future	27	-	27
Exchange rate contracts - Future	2,126	-	2,126
Currency - Non-deliverable forward contract (NDF)	11,228	-	11,228
Warrants	-	27,908	27,908
Interest rate contracts - Future - portfolio hedge	1	-	1
Total assets	13,527	27,958	41,485

Liabilities
Equity - Total Return Swap (TRS)	9,017	-	9,017
Interest rate contracts - Future	17	88	105
Exchange rate contracts - Future	233	-	233
Currency - Non-deliverable forward contract (NDF)	24	-	24
DI - Future - notes 13 and 14	46	-	46
Total liabilities	9,337	88	9,425
Total	22,864	28,046	50,910

	2021
	Up to 12 months	Over 12 months	Total
Assets
Interest rate contracts - Future	2	8	10
Exchange rate contracts - Future	24	-	24
Forward contracts	81,528	-	81,528
Warrants	-	19,756	19,756
Total assets	81,554	19,764	101,318

Liabilities
Interest rate contracts - Future	69	393	462
Exchange rate contracts - Future	4,034	-	4,034
Interest rate contracts - Swap	-	7	7
Forward contracts	82,775	-	82,775
Total liabilities	86,878	400	87,278
Total	168,432	20,164	188,596

Schedule of forecast and actual payment of expenses

	2022	2021	2020

Balance at beginning of the year	1,487	49	1
Fair value change recognized in OCI during the year	(20,924)	2,705	8,302

Total amount reclassified from cash flow hedge reserve to statement of profit or loss during the year	14,012	(242)	(8,223)
to "Customer support and operation"	6,769	(91)	(5,480)
to "General and administrative expenses"	7,778	(136)	(4,925)
Effect of changes in exchange rates (OCI)	(535)	(15)	2,182

Deferred income taxes	2,815	(1,025)	(31)

Balance at end of the year	(2,610)	1,487	49

Schedule of material future transactions

	2022			2021
	Up to 3 months	3 to 12 months	Total	Total
Expected foreign currency transactions	64,840	64,619	129,459	78,401
Total	64,840	64,619	129,459	78,401

Schedule of changes in fair value

	2022
	Derivative object hedge	Fair value adjustment to the hedge object		Derivative hedge instrument
		Asset	Liability	Fair value variation	Effectiveness
Interest rate risk
Interest rate contracts - Future - portfolio hedge - credit card	72,337	(51)	-	22	101.0%
Interest rate contracts - Future - portfolio hedge - loan	1,189,716	(2,836)	-	2,062	99.0%
Total	1,262,053	(2,887)	-	2,084

Schedule of Hedge of corporate and social security taxes over share-based compensation

2022

Balance at beginning of the year	-
Fair value change recognized in OCI during the year	(8,871)
Total amount reclassified from cash flow hedge reserve to statement of profit or loss during the year	3,995
to "General and administrative expenses" (i)	3,995

Balance at end of the year	(4,876)
(i)	Presented as share-based compensation on general and administrative expenses.

Schedule of expected cash disbursement

	2022
	Up to 1 year	1 to 3 years	Above 3 years	Total
Expected cash disbursement for income tax payments	22,727	28,359	7,972	59,058
Total	22,727	28,359	7,972	59,058